GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Goodwill [Roll Forward]
Balance at beginning			$ 2,538
Foreign currency translation and other			(12)
Goodwill impairment charge	$ (585)	$ 0	(585)	$ 0
Balance at ending	1,941		1,941
Agriculture
Goodwill [Roll Forward]
Balance at beginning			1,732
Foreign currency translation and other			(8)
Goodwill impairment charge			0
Balance at ending	1,724		1,724
Construction
Goodwill [Roll Forward]
Balance at beginning			587
Foreign currency translation and other			(2)
Goodwill impairment charge	(585)		(585)
Balance at ending	0		0
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning			59
Foreign currency translation and other			0
Goodwill impairment charge			0
Balance at ending	59		59
Powertrain
Goodwill [Roll Forward]
Balance at beginning			5
Foreign currency translation and other			0
Goodwill impairment charge			0
Balance at ending	5		5
Financial Services
Goodwill [Roll Forward]
Balance at beginning			155
Foreign currency translation and other			(2)
Goodwill impairment charge			0
Balance at ending	$ 153		$ 153